UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   August 18, 2026 to September 17, 2026

Commission File Number of issuing entity:  333-262701-05

Central Index Key Number of issuing entity:  0001992084

BENCHMARK 2023-V4 MORTGAGE TRUST
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-262701

Central Index Key Number of depositor:  0001258361

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Richard Simpson (212) 816-5343
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4279492
38-4279493
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-3			X
X-A			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 17, 2026 a distribution was made to holders of the certificates issued by BENCHMARK 2023-V4 MORTGAGE TRUST.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the "Depositor") and held by BENCHMARK 2023-V4 MORTGAGE TRUST were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 18, 2026 to September 17, 2026.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 ("Rule 15Ga-1") on February 10, 2026. The CIK number of the Depositor is 0001258361.

Citi Real Estate Funding Inc. ("CREF"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 10, 2026. The CIK number of CREF is 0001701238.

German American Capital Corporation ("GACC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 13, 2026. The CIK number of GACC is 0001541294.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on August 13, 2026. The CIK number of GSMC is 0001541502.

Bank of Montreal, one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on May 13, 2026. The CIK number of Bank of Montreal is 0000927971.

Barclays Capital Real Estate Inc., one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 13, 2026. The CIK number of Barclays Capital Real Estate Inc. is 0001549574.

JPMorgan Chase Bank, National Association ("JPM"), one of the sponsors, most recently filed a Form ABS-15G/A under Rule 15Ga-1 on February 12, 2026. The CIK number of JPM is 0000835271.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 28, 2026 under Commission File No. 333-262701-05 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 28, 2026 under Commission File No. 333-262701-05 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 9. Other Information.

Midland Loan Services, a Division of PNC Bank, National Association, in its capacity as Master Servicer for BENCHMARK 2023-V4 MORTGAGE TRUST, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	08/17/2026	$305,269.72
Current Distribution Date	09/17/2026	$0.00

Whole Loan Custodial Account(s) (Warwick New York Whole Loan, Overlook at Ballantyne Whole Loan, Scottsdale Gilbert Retail Portfolio Whole Loan, and Merit Hill Self Storage Whole Loan)
Prior Distribution Date	08/17/2026	$0.00
Current Distribution Date	09/17/2026	$0.00

*REO Account
Prior Distribution Date	08/17/2026	$0.00
Current Distribution Date	09/17/2026	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BENCHMARK 2023-V4 MORTGAGE TRUST, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	08/17/2026	$7,871.53
Current Distribution Date	09/17/2026	$7,871.32

Interest Reserve Account
Prior Distribution Date	08/17/2026	$0.00
Current Distribution Date	09/17/2026	$0.00

Excess Liquidation Proceeds Reserve Account
Prior Distribution Date	08/17/2026	$0.00
Current Distribution Date	09/17/2026	$0.00

Item 10. Exhibits.

EXHIBIT              INDEX

 Exhibit Number   Description

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BENCHMARK 2023-V4 MORTGAGE TRUST, relating to the September 17, 2026 distribution.

(102) Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 28, 2026 under Commission File No. 333-262701-05 and incorporated by reference herein).

(103) Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 28, 2026 under Commission File No. 333-262701-05 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Richard Simpson
Richard Simpson, President

Date: September 28, 2026